ENVIRONMENTAL LIABILITIES - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Environmental Liabilities [Line Items]
Increase (decrease) of environmental liability due to revaluation adjustment	$ 2	$ 5
PCB
Environmental Liabilities [Line Items]
Estimate of the total future expenditures	1	6
Increase (decrease) of environmental liability due to revaluation adjustment	(1)	1
LAR
Environmental Liabilities [Line Items]
Estimate of the total future expenditures	43	41
Increase (decrease) of environmental liability due to revaluation adjustment	$ 3	$ 4